February 3, 2023

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Stock Funds

- BNY Mellon International Core Equity Fund (the "Fund")

 1933 Act File No.: 333-100610
 1940 Act File No.: 811-21236
 CIK No.: 0001199348

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 61 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 27, 2023.

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Senior Analyst, Paralegal